Other assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Prepaid lease deposits	$ 4.8	$ 2.4
Prepaid insurance	1.2	1.8
Long-term deposits	3.1	0.0
Other assets	$ 9.1	$ 4.2